EQUITY (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Common shares, shares issued	7,195,529	7,195,529	4,828,846
Common shares, shares outstanding	7,195,529	7,195,529	4,828,846
Series S1 Convertible Preferred stock, Shares issued	70,000,000	0	0
Series S1 Convertible Preferred stock, Shares outstanding	70,000,000	0	0
Common shares, par value	$ 0	$ 0	$ 0